Insurance Subsidiary Investments (Tables)	12 Months Ended
Dec. 31, 2013
Insurance Subsidiary Investments [Abstract]
Cost of Equities, Amortized Cost of Debt Securities and Estimated Fair Value of Insurance Subsidiary Investments

The cost for equities, amortized cost for debt securities and estimated fair value of the Company’s insurance subsidiary investments at December 31 follows (in thousands):

	2013						2012
	Cost	Unrealized gains		Unrealized losses		Fair value	Cost	Unrealized gains		Unrealized losses		Fair value
Cash and cash equivalents (a)	$184,239	$	−	$	−	$184,239	$140,162	$	−	$	−	$140,162
Debt securities:
Corporate bonds	20,573		50		(8)	20,615	21,352		118		(16)	21,454
Debt securities issued by U.S. government agencies	19,498		37		(8)	19,527	16,624		89		−	16,713
U.S. Treasury notes	7,636		4		(2)	7,638	6,131		3		−	6,134
Debt securities issued by foreign governments	−		−		−	−	−		−		−	−
Commercial mortgage-backed securities	−		−		−	−	−		−		−	−
	47,707		91		(18)	47,780	44,107		210		(16)	44,301
Equities by industry:
Consumer	1,534		303		(21)	1,816	2,171		599		(15)	2,755
Financial services	1,445		302		(2)	1,745	1,419		284		(86)	1,617
Industrials	1,140		326		−	1,466	2,039		331		(53)	2,317
Technology	1,214		213		−	1,427	1,482		268		(70)	1,680
Healthcare	787		186		(3)	970	1,474		179		(14)	1,639
Other	1,650		381		(35)	1,996	2,554		706		(243)	3,017
	7,770		1,711		(61)	9,420	11,139		2,367		(481)	13,025
Certificates of deposit	3,950		2		(2)	3,950	5,101		3		−	5,104
	$243,666		$1,804		$(81)	$245,389	$200,509		$2,580		$(497)	$202,592

(a)	Includes $8.5 million and $3.7 million of money market funds at December 31, 2013 and 2012, respectively.

Fair Value by Maturity Periods of Available for Sale Investments

The fair value by maturity periods at December 31, 2013 of available-for-sale investments of the Company’s insurance subsidiary follows. Equities generally do not have maturity dates.

(In thousands)	Contractual maturities
Within one year	$198,441
One year to five years	37,528
After five years	−
Equities	9,420
$245,389

Net Investment Income Earned by Insurance Subsidiary Investments

Net investment income earned by the Company’s insurance subsidiary investments follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Interest income	$1,011	$1,290	$1,399
Net amortization of premium and accretion of discount	(330)	(406)	(322)
Gains on sale of investments	3,404	123	265
Losses on sale of investments	(24)	(28)	(73)
Other-than-temporary impairments	(143)	−	(232)
Investment expenses	(118)	(115)	(119)
	$3,800	$864	$918

Available for Sale Investments of Insurance Subsidiary which have Unrealized Losses

The available-for-sale investments of the Company’s insurance subsidiary which have unrealized losses at December 31, 2013 and 2012 are shown below. The investments are categorized by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012.

December 31, 2013	Less than one year		One year or greater			Total
(In thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses
Debt securities:
Corporate bonds	$4,699	$8	$53	$	−	$4,752	$8
Debt securities issued by U.S. government agencies	4,916	8	−		−	4,916	8
U.S. Treasury notes	1,618	2	−		−	1,618	2
	11,233	18	53		−	11,286	18
Equities by industry:
Consumer	717	21	−		−	717	21
Healthcare	161	3	−		−	161	3
Financial services	194	2	−		−	194	2
Other	612	35	−		−	612	35
	1,684	61	−		−	1,684	61
Certificates of deposit	747	2	−		−	747	2
	$13,664	$81	$53	$	−	$13,717	$81

December 31, 2012	Less than one year		One year or greater		Total
(In thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Corporate bonds	$4,115	$7	$257	$9	$4,372	$16
Equities by industry:
Consumer	−	−	234	15	234	15
Industrials	−	−	367	53	367	53
Technology	−	−	482	70	482	70
Healthcare	78	9	188	5	266	14
Financial services	48	1	339	85	387	86
Other	343	45	416	198	759	243
	469	55	2,026	426	2,495	481
	$4,584	$62	$2,283	$435	$6,867	$497